Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary shares, authorized	50,000,000	50,000,000	50,000,000
Ordinary shares, issued	22,960,277	19,134,277	12,354,040
Ordinary shares, outstanding	22,960,277	19,134,277